=============================
                                      BEAR
                                     STEARNS
                             LOGO (GRAPHIC OMITTED)

                             MONEY MARKET PORTFOLIO

                               Semi-Annual Report
                                February 28, 1998

                         =============================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT


     Market participants were pleasantly surprised last year as the stock market again racked up double digit gains, the bond market saw long-term interest rates fall to near record lows and money market fund assets grew by 20% to over $1 trillion. Early in 1997, these robust results were not widely expected. The nation's economy was expanding at almost a 5% pace and higher prices for goods and services were clearly anticipated. The Federal Reserve seemed biased towards tightening monetary policy, in what they suggested would be a preemptive move against future inflationary pressures. On March 25, the Fed raised short-term rates by 25 basis points to 5.50% and with the benefit of perfect hindsight, their action clearly achieved the desired results. The economy slowed to a 3.1% pace in the third quarter and 3.9% in the fourth quarter, while inflation fell to its lowest level in a decade. Wholesale prices, in fact, actually declined 1.2% in 1997, while consumer prices rose only 1.7%. As the year came to an end, the financial crisis among the Asian economies became a significant influencer of global economics and the direction of interest rates. U.S. fixed income securities did well, as a flight to quality and safety unfolded. In January, the 30-year treasury bond fell to a record low of 5.70%. Sentiment towards monetary policy also shifted, given Mr. Greenspan's comments about deflation, and some Fed watchers even began to talk about the possibility of an easing of monetary policy.

     Short-term taxable interest rates traded in a narrow range in 1997, as the Federal Reserve made only one change to monetary policy. Early in the year, the yield curve inside of one year was positively sloped, reflecting the widely held view that the Fed would tighten monetary policy. While overnight rates held near 5.50%, one-year maturities reached a peak near 6.25%. This scenario encouraged the funds to extend portfolio maturities to the 50-60 day range. The second half of the year, however, was a different story. Low inflation and the concerns over the Asian crisis precipitated a significant flattening of the money market yield curve. The 50-75 basis point spread available earlier in the year declined to 10-15 basis points in the fourth and early first quarters. The Treasury market experienced an even more dramatic shift, as the yield curve inverted. Portfolio maturities were shortened in this environment, with particular focus given to issuer credit quality and the deteriorating Asian economies.

     At the end of February, assets in the Money Market Portfolio stood at $3,013,021,180, increasing from $2,700,025,629 last August.

                  PNC Institutional Management Corporation
                  (Please dial toll-free 800-447-1139 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                     PAR
                                                    (000)       VALUE
                                                  --------   ------------
AGENCY OBLIGATIONS--0.7%
Student Loan Marketing Association(DAGGER)
   5.718% 03/03/98 ........................       $ 10,000   $ 10,000,000
   5.728% 03/03/98 ........................         10,000     10,000,000
                                                             ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $20,000,000) .................                    20,000,000
                                                             ------------
CERTIFICATES OF DEPOSIT--17.4%
BANK NOTES--3.3%
First National Bank of Boston
   5.700% 04/06/98 ........................         25,000     25,000,000
   5.800% 04/27/98 ........................         75,000     75,000,000
                                                             ------------
                                                              100,000,000
                                                             ------------
BANKS--2.2%
Banque Paribas
   5.530% 05/04/98 ........................         25,000     24,998,560
Credit Suisse
   6.240% 04/08/98 ........................         40,000     40,007,055
                                                             ------------
                                                               65,005,615
                                                             ------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.0%
Bankers Trust Co.
   5.980% 06/19/98 ........................         50,000     49,997,155
   5.820% 07/31/98 ........................         25,000     24,997,025
   5.880% 08/11/98 ........................         25,000     24,996,796
Chase Manhattan Bank-Delaware
   5.710% 03/09/98 ........................         50,000     50,000,000
                                                             ------------
                                                              149,990,976
                                                             ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--6.9%
Banque Nationale de Paris
   5.860% 08/10/98 ........................         25,000     24,993,635
Banque Paribas
   5.560% 05/26/98 ........................         25,000     25,000,000
Canadian Imperial Bank of Commerce
   5.660% 02/26/99 ........................         40,000     39,980,989
Deutsche Bank
   6.000% 03/25/98 ........................         50,000     50,005,942
Royal Bank of Canada
   6.200% 04/06/98 ........................         19,000     19,002,366
   5.940% 06/25/98 ........................         25,000     24,995,439


                                                        PAR
                                                       (000)       VALUE
                                                     --------   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale
   5.780% 10/08/98 ............................     $  125,000   $ 24,974,541
                                                                 ------------
                                                                  208,952,912
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $523,949,503) ....................                   523,949,503
                                                                 ------------
COMMERCIAL PAPER--51.1%
ASSET BACKED SECURITIES--7.8%
CXC, Inc.
   5.470% 04/01/98 ............................         50,000     49,764,486
   5.470% 04/20/98 ............................         50,000     49,620,139
Receivables Capital Corp.
   5.500% 04/06/98 ............................         45,082     44,834,049
Windmill Funding
   5.520% 03/02/98 ............................         50,000     49,992,333
   5.550% 04/24/98 ............................         40,517     40,179,696
                                                                 ------------
                                                                  234,390,703
                                                                 ------------
BANKS--8.7%
AB Spintab Swedmortgage
   5.740% 04/07/98 ............................         50,000     49,705,028
   5.740% 04/15/98 ............................         30,000     29,784,750
   5.470% 05/12/98 ............................         25,000     24,726,500
   5.450% 06/09/98 ............................         30,000     29,545,833
AMRO N.A. Finance Inc.
   5.560% 05/01/98 ............................         50,000     49,528,944
Unifunding Inc.
   5.570% 03/03/98 ............................         30,000     29,990,717
   5.630% 04/22/98 ............................         50,000     49,593,389
                                                                 ------------
                                                                  262,875,161
                                                                 ------------
BUSINESS CREDIT INSTITUTIONS--1.8%
Enterprise Funding Corp.
   5.570% 04/06/98 ............................         38,728     38,512,285
   5.480% 04/14/98 ............................         17,179     17,063,939
                                                                 ------------
                                                                   55,576,224
                                                                 ------------
CONGLOMERATES--1.6%
BTR Dunlop Finance Inc. PLC
   5.450% 05/14/98 ............................         50,000     49,439,861
                                                                 ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                          PAR
                                                         (000)       VALUE
                                                       --------   ------------
FINANCE LESSORS--3.3%
General Electric Capital Corp.
   5.450% 06/11/98 .............................       $100,000   $ 98,455,833
                                                                  ------------
FINANCE SERVICES--4.2%
Barton Capital Corp.
   5.540% 04/06/98 .............................         32,517     32,336,856
   5.490% 04/14/98 .............................         45,000     44,698,050
Old Line Funding Corp.
   5.520% 03/09/98 .............................         50,000     49,938,667
                                                                  ------------
                                                                   126,973,573
                                                                  ------------
FOOD & KINDRED PRODUCTS--2.7%
Diageo Capital PLC
   5.450% 05/11/98 .............................         25,000     24,731,285
   5.470% 04/29/98 .............................         25,000     24,775,882
Grand Metropolitan Capital Corp.
   5.620% 04/15/98 .............................         33,000     32,768,175
                                                                  ------------
                                                                    82,275,342
                                                                  ------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--0.8%
Toshiba America, Inc.
   5.470% 05/15/98 .............................         25,000     24,715,104
                                                                  ------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--1.7%
Unifunding Inc.
   5.480% 03/09/98 .............................         50,000     49,939,111
                                                                  ------------
MOTOR VEHICLES & CAR BODIES--2.5%
Daimler-Benz North America Corp.
   5.480% 03/06/98 .............................         75,000     74,942,917
                                                                  ------------
SECURITY BROKERS & DEALERS--7.6%
Lehman Brothers Holdings Inc.
   5.520% 03/18/98 .............................         50,000     49,869,667
Merrill Lynch & Co. Canandian DCP
   5.610% 03/04/98 .............................         50,000     49,976,625
Morgan Stanley Group, Inc.
   5.430% 04/09/98 .............................         50,000     49,705,875
Lehman Brothers Holdings Inc.
   5.520% 05/28/98 .............................         40,000     39,460,267
Morgan Stanley Group, Inc.
   5.400% 07/23/98 .............................         40,000     39,136,000
                                                                  ------------
                                                                   228,148,434
                                                                  ------------
                                                         PAR
                                                        (000)         VALUE
                                                      --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--4.3%
Asset Securitization Coop Corp.
   5.550% 04/06/98 ..........................         $ 50,000   $   49,722,500
Delaware Funding Corp.
   5.570% 03/16/98 ..........................           30,523       30,452,161
Sears Roebuck Acceptance Corp.
   5.460% 05/19/98 ..........................           50,000       49,400,917
                                                                 --------------
                                                                    129,575,578
                                                                 --------------
WHOLESALE - MISCELLANEOUS DURABLE GOODS--2.5%
Mitsubishi International Corp.
   5.510% 05/28/98 ..........................           25,000       24,663,278
   5.560% 04/28/98 ..........................           25,000       24,776,055
   5.560% 04/30/98 ..........................           25,000       24,768,333
                                                                 --------------
                                                                     74,207,666
                                                                 --------------
WHOLESALE GROCERIES & RELATED GOODS--1.6%
Mitsubishi International Corp.
   5.510% 05/29/98 ..........................           50,000       49,318,903
                                                                 --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,540,834,410) ................                     1,540,834,410
                                                                 --------------
MUNICIPAL BONDS--2.7%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   5.600% 03/04/98 ..........................            2,700        2,700,000
                                                                 --------------
GEORGIA--0.3%
De Kalb County Development
   Authority VRDN Series 1995 B
   (Emory University Project)(DAGGER)
   5.600% 02/28/98 ..........................            9,485        9,485,000
                                                                 --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B(DAGGER)
   5.700% 03/04/98 ..........................            4,400        4,400,000
                                                                 --------------
INDIANA--0.2%
Bremen, Inc. TARN VRDN Series
   1996 B (Society National Bank,
   Cleveland)(DAGGER)
   5.610% 03/05/98 ..........................            4,400        4,400,000
                                                                 --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                               --------   ------------
KENTUCKY--0.1%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B(DAGGER)
   5.700% 03/04/98 .......................      $ 4,200   $ 4,200,000
                                                          -----------
MISSISSIPPI--0.9%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   5.600% 03/04/98 .......................        1,860     1,860,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995(DAGGER)
   5.600% 03/07/98 .......................        6,100     6,100,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   5.700% 03/04/98 .......................       14,000    14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   Series 1995(DAGGER)
   5.600% 03/07/98 .......................        7,000     7,000,000
                                                          -----------
                                                           28,960,000
                                                          -----------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   5.650% 03/04/98 .......................       11,700    11,700,000
                                                          -----------
TEXAS--0.5%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project Series 1990)(DAGGER)
   5.700% 03/04/98 .......................      14,800    14,800,000
                                                         -----------
     TOTAL MUNICIPAL BONDS
       (Cost $80,645,000) ................                80,645,000
                                                         -----------

                                               PAR
                                              (000)        VALUE
                                             --------   ------------
MEDIUM TERM NOTES--15.2%
BANKS--3.3%
Skandinaviska Enskilda Banken
   Funding Inc.(DAGGER)
   5.550% 03/12/98 ...................       $ 50,000   $ 49,974,367
Skandinaviska Enskilda(DAGGER)
   5.610% 02/25/99 ...................         50,000     49,981,031
                                                        ------------
                                                          99,955,398
                                                        ------------
FINANCE SERVICES--6.1%
General American Life(DAGGER)
   5.820% 03/02/98 ...................         50,000     50,000,000
SMM Trust 1997-A(DAGGER)
   5.906% 03/23/98 ...................         20,000     20,000,000
SMM Trust 1997-L(DAGGER)
   5.625% 03/29/98 ...................         13,200     13,200,000
SMM Trust 1997-X(DAGGER)
   5.625% 03/12/98 ...................        100,000    100,000,000
                                                        ------------
                                                         183,200,000
                                                        ------------
SECURITY BROKERS & DEALERS--4.8%
Bear Stearns Companies, Inc.(DAGGER)
   5.601% 03/06/98 ...................         25,000     25,000,000
   5.595% 03/24/98 ...................         40,000     40,000,000
   5.605% 03/26/98 ...................         30,000     30,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.958% 03/05/98 ...................         50,000     50,000,000
                                                        ------------
                                                         145,000,000
                                                        ------------
SERVICES - AUTO RENT & LEASE--1.0%
PHH Corp(DAGGER)
   5.565% 03/13/98 ...................         30,000     29,991,082
                                                        ------------
     TOTAL MEDIUM TERM NOTES
       (Cost $458,146,480) ...........                   458,146,480
                                                        ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

                                                  PAR
                                                 (000)       VALUE
                                               --------   ------------
REPURCHASE AGREEMENTS--12.4%
  Goldman Sachs & Co.
    (Agreement dated 02/27/98 to be
    repurchased at $100,047,083,
    collateralized by $85,579,720
    Federal Home Loan Mortgage
    Corporation due 09/15/04 to
    11/15/23 and $63,500,000 Federal
    National Mortgage Association
    due 04/25/23. Market value of
    collateral is $103,000,000.)
    5.650% 03/02/98 ......................... $100,000  $ 100,000,000
  Lehman Government Securities Inc.
    (Agreement dated 02/27/98 to be
    repurchased at $100,045,000,
    collateralized by $71,305,000
    Federal Home Loan Mortgage
    Corporation due 10/15/22 to
    01/15/26 and $62,778,948 Federal
    National Mortgage Association
    due 10/25/08 to 10/25/22. Market
    value of collateral is
    $103,003,354.)
    5.400% 03/02/98 .........................  100,000    100,000,000
  Swiss Bank Corp.
   (Agreement dated 02/27/98 to be
   repurchased at $75,034,625 and
   $100,047,333, respectively,
   collateralized by $77,625,000
   Government National Mortgage
   Association due 10/20/27 and
   $102,914,000 Federal National
   Mortgage Association due 01/01/28.
   Market value of collateral is
   $184,783,604.)
   5.540% 03/02/98 ..........................   75,000    75,000,000
   5.680% 03/02/98 ..........................  100,000   100,000,000
                                                        ------------
     TOTAL REPURCHASE
       AGREEMENTS
       (Cost $375,000,000) ..................            375,000,000
                                                        ------------
TOTAL INVESTMENTS--99.5%
   (Cost $2,998,575,393) ....................          2,998,575,393

                                                            VALUE
                                                      --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.5% .....................         $   14,445,787
                                                      --------------
NET ASSETS (Applicable to
   1,504,186,443 Bedford shares,
   198,797 Cash Preservation shares,
   822,075,114 Janney Montgomery
   Scott shares, 686,561,111
   Sansom Street shares
   and 800 other shares)--100.0% ............        $3,013,021,180
                                                     ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($3,013,021,180 (DIVIDE) 3,013,022,265) ..                 $1.00
                                                              =====
*  Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 1998 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER) Put Bonds --  Maturity  date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                   (UNAUDITED)

Investment Income
   Interest ..................................................      $79,170,730
                                                                    -----------
Expenses
   Investment advisory fees ..................................        5,016,420
   Distribution fees .........................................        6,201,939
   Service organization fees .................................          281,246
   Directors' fees ...........................................           24,442
   Custodian fees ............................................          220,426
   Transfer agent fees .......................................        1,885,453
   Legal fees ................................................           52,774
   Audit fees ................................................           32,785
   Registration fees .........................................          209,692
   Insurance expense .........................................           25,693
   Printing fees .............................................          264,667
   Miscellaneous .............................................              897
                                                                    -----------
                                                                     14,216,434

   Less fees waived ..........................................       (1,872,337)
   Less expense reimbursement by advisor .....................         (273,085)
                                                                    -----------
        Total expenses .......................................       12,071,012
                                                                    -----------
   Net investment income .....................................       67,099,718
   Realized gain on investments ..............................           10,099
                                                                    -----------
   Net increase in net assets resulting from operations ......      $67,109,817
                                                                    ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED         YEAR ENDED
                                                           FEBRUARY 28, 1998      AUGUST 31, 1997
                                                           -----------------      ---------------
                                                              (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income .................................   $   67,099,718         $  116,087,132
  Net gain on investments ...............................           10,099                 22,330
                                                            --------------         --------------
  Net increase in net assets resulting from operations ..       67,109,817            116,109,462
                                                            --------------         --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
    Bedford shares ......................................      (33,334,065)           (56,929,832)
    Cash Preservation shares ............................           (5,235)               (10,852)
    Janney Montgomery Scott shares ......................      (18,087,563)           (29,943,530)
    RBB shares ..........................................               --                 (1,286)
    Sansom Street shares ................................      (15,672,855)           (29,201,632)
                                                            --------------         --------------
    Total dividends to shareholders .....................      (67,099,718)          (116,087,132)
                                                            --------------         --------------
Net capital share transactions ..........................      312,985,452            504,179,861
                                                            --------------         --------------
Total increase in net assets ............................      312,995,551            504,202,191
Net Assets:
  Beginning of period ...................................    2,700,025,629          2,195,823,438
                                                            --------------         --------------
  End of period .........................................   $3,013,021,180         $2,700,025,629
                                                            ==============         ==============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                                 FOR THE           FOR THE           FOR THE           FOR THE           FOR THE
                                                SIX MONTHS           YEAR             YEAR              YEAR              YEAR
                                                  ENDED             ENDED             ENDED             ENDED             ENDED
                                           FEBRUARY 28, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                           -----------------   ---------------   ---------------   ---------------   ---------------
                                               (UNAUDITED)
Net asset value, beginning of period .........  $     1.00        $     1.00        $     1.00         $   1.00          $   1.00
                                                ----------        ----------        ----------         --------          --------
Income from investment operations:
   Net investment income .....................      0.0236            0.0462            0.0469           0.0486            0.0278
                                                ----------        ----------        ----------         --------          --------
     Total from investment operations ........      0.0236            0.0462            0.0469           0.0486            0.0278
                                                ----------        ----------        ----------         --------          --------
Less distributions
   Dividends (from net investment income) ....     (0.0236)          (0.0462)          (0.0469)         (0.0486)          (0.0278)
                                                ----------        ----------        ----------         --------          --------
     Total distributions .....................     (0.0236)          (0.0462)          (0.0469)         (0.0486)          (0.0278)
                                                ----------        ----------        ----------         --------          --------
Net asset value, end of period ...............  $     1.00        $     1.00        $     1.00         $   1.00          $   1.00
                                                ==========        ==========        ==========         ========          ========
Total Return .................................      4.87(c)            4.72%             4.79%            4.97%             2.81%
Ratios /Supplemental Data
   Net assets, end of period (000) ...........  $1,504,190        $1,392,911        $1,109,334         $935,821          $710,737
   Ratios of expenses to average net assets ..   .97%(a)(c)           .97%(a)           .97%(a)          .96%(a)           .95%(a)
   Ratios of net investment income to
     average net assets ......................     4.76%(c)            4.62%             4.69%            4.86%             2.78%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% annualized for the six months ended February 28, 1998, 1.12%, 1.14%, 1.17% and 1.16% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c)  Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (The "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 14.03 billion shares are currently classified into eighty-three classes. Each class represents an interest in one of twenty-three investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i Family and the Boston Partners Family. The Bedford Family represents interests in the four portfolios, one of which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  the  Investment   Advisory   Agreements,   PNC  Institutional
Management Corporation ("PIMC")*, a wholly owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the portfolio described herein. PNC Bank serves as the sub-advisor for the Money Market Portfolio.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                  .45% of first $250 million of net assets;
                  .40% of next $250 million of net assets;
                  .35% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fees for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1998, advisory fees and waivers for the investment portfolio were as follows:

                  Gross                                         Net
                ADVISORY                                     ADVISORY
                   FEE                  WAIVER                  FEE
               ----------            -----------            ----------
               $5,016,420            $(1,867,833)           $3,148,587

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the six months ended February 28, 1998 the reimbursed expenses were $273,084 for the Money Market Portfolio.

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolio. In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1998, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                        GROSS                          NET
                                   TRANSFER AGENCY               TRANSFER AGENCY
                                         FEE          WAIVER           FEE
                                   ---------------    -------    --------------
     Bedford Class                   $  994,000       $    --      $  994,000
     Cash Preservation Class              4,812        (4,504)            308
     Janney Montgomery Scott Class      698,290            --         698,290
     Sansom Street Class                188,351            --         188,351
                                     ----------       -------      ----------
            Total                    $1,885,453       $(4,504)     $1,880,949
                                     ==========       =======      ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities, Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

*As of March 31, 1998, PNC Institutional Management Corporation has officially changed their name to BlackRock Institutional Management Corporation.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the six months ended February 28, 1998, distribution fees for each class were as follows:

                                                         DISTRIBUTION
                                                              FEE
                                                         ------------
                    Bedford Class                         $3,750,884
                    Cash Preservation Class                      438
                    Janney Montgomery Scott Class          2,291,871
                    Sansom Street Class                      158,746
                                                          ----------
                           Total                          $6,201,939
                                                          ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1998, service organization fees were $281,246 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each period were as follows:

                                                    MONEY MARKET PORTFOLIO
                                            -----------------------------------
                                                 FOR THE            FOR THE
                                            SIX MONTHS ENDED      YEAR ENDED
                                            FEBRUARY 28, 1998   AUGUST 31, 1997
                                            -----------------   ---------------
                                               (UNAUDITED)
                                                  VALUE              VALUE
                                            -----------------   ---------------
Shares Sold:
   Bedford Class                             $2,522,717,905     $ 4,513,203,668
   Cash Preservation Class                           26,316             175,000
   Janney Montgomery Scott Class              1,839,610,433       3,087,651,502
   RBB Class                                             --               4,744
   Sansom Street Class                        1,087,883,963       1,965,226,666
Shares issued in reinvestment of dividends:
   Bedford Class                                 33,898,767          55,886,643
   Cash Preservation Class                            5,415              10,748
   Janney Montgomery Scott Class                 18,501,314          29,670,134
   RBB Class                                             --               1,361
   Sansom Street Class                           11,686,521          20,645,930
Shares repurchased:
   Bedford Class                             (2,445,340,436)     (4,285,531,838)
   Cash Preservation Class                          (75,149)           (145,893)
   Janney Montgomery Scott Class             (1,772,888,931)     (2,942,342,585)
   RBB Class                                             --             (67,517)
   Sansom Street Class                         (983,040,666)     (1,940,208,702)
                                             --------------     ---------------
Net increase                                 $  312,985,452     $   504,179,861
                                             ==============     ===============
Bedford Shares authorized                     1,500,000,000       1,500,000,000
                                             ==============     ===============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 1998, net assets consisted of the following:

                                                              MONEY MARKET
                                                                PORTFOLIO
                                                              --------------
             Capital Paid-In
                Bedford Class                                 $1,504,186,443
                Cash Preservation Class                              198,797
                Janney Montgomery Scott Class                    822,075,114
                Sansom Street Class                              686,561,111
                Other Classes                                            800

             Accumulated Net Realized Loss on Investments
                Bedford Class                                           (839)
                Cash Preservation Class                                   --
                Janney Montgomery Scott Class                          1,028
                Sansom Street Class                                   (1,274)
                                                              --------------
                                                              $3,013,021,180
                                                              ==============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott, RBB, and Sansom Street. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain other classes are as follows:

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                                    MONEY MARKET PORTFOLIO
                                                        ---------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                              FOR THE             FOR THE            FOR THE          JUNE 12, 1995
                                                            SIX MONTHS             YEAR               YEAR          (COMMENCEMENT OF
                                                               ENDED               ENDED              ENDED          OPERATIONS) TO
                                                         FEBRUARY 28, 1998    AUGUST 31, 1997    AUGUST 31, 1996     AUGUST 31, 1995
                                                        ------------------    ---------------    ---------------    ----------------
                                                           (UNAUDITED)

Net asset value, beginning of period ....................    $   1.00            $   1.00            $   1.00            $   1.00
                                                             --------            --------            --------            --------
Income from investment operations:
  Net investment income .................................      0.0235              0.0459              0.0465              0.0112
                                                             --------            --------            --------            --------
    Total from investment operations ....................      0.0235              0.0459              0.0465              0.0112
                                                             --------            --------            --------            --------
Less distributions
  Dividends (from net investment income) ................     (0.0235)            (0.0459)            (0.0465)            (0.0112)
                                                             --------            --------            --------            --------
    Total distributions .................................     (0.0235)            (0.0459)            (0.0465)            (0.0112)
                                                             --------            --------            --------            --------
Net asset value, end of period ..........................    $   1.00            $   1.00            $   1.00            $   1.00
                                                             ========            ========            ========            ========
Total Return ............................................     4.84%(b)              4.69%               4.76%             5.30%(b)
Ratios /Supplemental Data
  Net assets, end of period (000) .......................    $822,080            $736,855            $561,865            $443,645
  Ratios of expenses to average net assets ..............  1.00%(a)(b)            1.00%(a)            1.00%(a)         1.00%(a)(b)
  Ratios of net investment income to average
    net assets ..........................................     4.76%(b)              4.59%               4.65%             5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21% for the six months ended February 28, 1998, 1.22%, 1.23% and 1.23% for the years ended August 31, 1997, 1996 and 1995, respectively.
(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1998
                                   (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                            MONEY MARKET PORTFOLIO
                                           -----------------------------------------------------------------------------------------
                                                FOR THE             FOR THE          FOR THE          FOR THE           FOR THE
                                               SIX MONTHS            YEAR             YEAR              YEAR              YEAR
                                                  ENDED              ENDED            ENDED             ENDED             ENDED
                                           FEBRUARY 28, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995   AUGUST 31, 1994
                                           -----------------   ---------------   ---------------   ---------------   ---------------
                                              (UNAUDITED)
Net asset value, beginning of period            $   1.00          $   1.00           $   1.00         $   1.00          $   1.00
                                                --------          --------           --------         --------          --------
Income from investment operations:
   Net investment income                          0.0260            0.0510             0.0518           0.0543            0.0334
                                                --------          --------           --------         --------          --------
       Total from investment operations           0.0260            0.0510             0.0518           0.0543            0.0334
                                                --------          --------           --------         --------          --------
Less distributions
Dividends (from net investment income)           (0.0260)          (0.0510)           (0.0518)         (0.0543)          (0.0334)
                                                --------          --------           --------         --------          --------
       Total distributions                       (0.0260)          (0.0510)           (0.0518)         (0.0543)          (0.0334)
                                                --------          --------           --------         --------          --------
Net asset value, end of period                  $   1.00          $   1.00           $   1.00         $   1.00          $   1.00
                                                ========          ========           ========         ========          ========
Total Return                                     5.37%(b)            5.22%              5.30%            5.57%             3.39%
Ratios /Supplemental Data
   Net assets, end of period                    $686,522          $570,018           $524,359         $441,614          $373,745
   Ratios of expenses to average net assets    .49%(a)(b)           .49%(a)            .48%(a)          .39%(a)           .39%(a)
   Ratios of net investment income to
     average net assets                          5.23%(b)            5.10%              5.18%            5.43%             3.34%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1998, .64%, .65%, .59% and .60% for the years ended August 31, 1997, 1996, 1995 and 1994, respectively.
(b)  Annualized.

                                       15